Warrants	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Warrants	Warrants
On January 24, 2021, Inpixon entered into a Securities Purchase Agreement with an institutional investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 77,334 shares of the Company’s common stock, par value $0.001 per share, and warrants to purchase up to 258,065 shares of common stock (the “Purchase Warrants”) at a combined offering price of $116.25 per share. The Purchase Warrants have an exercise price of $116.25 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date.
The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 180,732 shares of common stock (the “Pre-Funded Warrants” and, together with the 77,334 shares and the Purchase Warrants, the “Securities”), in lieu of shares of common stock at the Investor’s election. Each Pre-Funded Warrant is exercisable for one share of common stock. The purchase price of each Pre-Funded Warrant is $116.18, and the exercise price of each Pre-Funded Warrant is $0.08 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.
During the year ended December 31, 2021, the Company issued 180,732 shares of common stock in connection with the exercise of 180,732 Pre-Funded Warrants at $0.08 per share in connection with the January 24, 2021 Securities Purchase Agreement.
On February 12, 2021, Inpixon entered into a Securities Purchase Agreement with an institutional investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 93,334 shares of the Company’s common stock, par value $0.001 per share, and warrants to purchase up to 200,000 shares of common stock (the “Purchase Warrants”) at a combined offering price of $150.00 per share. The Purchase Warrants have an exercise price of $150.00 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date.
The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 106,667 shares of common stock (the “Pre-Funded Warrants” and, together with the 93,334 shares and the Purchase Warrants, the “Securities”), in lieu of shares of common stock at the Investor’s election. Each Pre-Funded Warrant is exercisable for one share of common stock. The purchase price of each Pre-Funded Warrant is $149.93, and the exercise price of each Pre-Funded Warrant is $0.08 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.
During the year ended December 31, 2021, the Company issued 106,667 shares of common stock in connection with the exercise of 106,667 Pre-Funded Warrants at an exercise price of $0.08 per share in connection with the February 12, 2021 Securities Purchase Agreement.
On February 16, 2021, Inpixon entered into a Securities Purchase Agreement with an institutional investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 40,000 shares of the Company’s common stock, par value 0.001 per share, and warrants to purchase up to 132,670 shares of common stock (the “Purchase Warrants”) at a combined offering price of $150.75 per share. The Purchase Warrants have an exercise price of $150.75 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire 5 years from the issuance date.
The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 92,670 shares of common stock in lieu of shares of common stock at the Investor’s election. Each Pre-Funded Warrant is exercisable for one share of common stock. The purchase price of each Pre-Funded Warrant is $150.68, and the exercise price of each Pre-Funded Warrant is $0.08 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.
During the year ended December 31, 2021, the Company issued 92,670 shares of common stock in connection with the exercise of 92,670 pre-funded warrants at $0.08 per share in connection with the February 16, 2021 Securities Purchase Agreement.
On September 13, 2021, the Company entered into a Securities Purchase Agreement (the "Offering") with certain investors pursuant to which the Company agreed to issue and sell, in a registered direct offering sold an aggregate of 58,750 shares of the Company’s Series 7 Convertible Preferred Shares, par value $0.001 per share, which are convertible into 626,667 shares of the Company’s common stock and warrants to purchase up to 626,667 shares of common stock. Each share and related warrants were sold together at a subscription amount of $920, representing an original issue discount of 8% of the Stated Value for an aggregate subscription amount of $54.1 million.
On January 28, 2022, the Company entered into an exchange agreement with the holder of certain existing warrants of the Company which were exercisable for an aggregate of 657,402 shares of the Company’s common stock. Pursuant to the exchange agreement, the Company agreed to issue to the warrant holder an aggregate of 184,153 shares of common stock and rights to receive an aggregate of 52,513 shares of common stock in exchange for the existing warrants. The Company accounted for the exchange agreement as a warrant modification. The Company determined the fair value of the existing warrants as if issued on the exchange agreement date and compared that to the fair value of the common stock issued. The Company calculated the fair value of the existing warrants using a Black-Scholes Option pricing model and determined it to be approximately $12.00 per share. The fair value of the common stock issued was based on the closing stock price of the date of the exchange. The total fair value of the warrants prior to modification was greater than the fair value of the common stock issued, and therefore, there was no incremental fair value related to the exchange.
Between March 15 and March 22, 2022, we received cash redemption notices from the holders of the Company's Series 7 Convertible Preferred Stock issued on September 15, 2021, totaling 49,250 shares of Series 7 Convertible Preferred Stock for aggregate cash required to be paid of approximately $49.3 million. In addition, upon redemption of the Series 7 Convertible Preferred Stock, each holder forfeited 75% of the related warrants that were issued together with the Series 7 Convertible Preferred Stock (the "Series 7 Warrants"). 394,000 corresponding warrants issued in connection with the issuance of the Series 7 Convertible Preferred Stock been forfeited and 232,675 related warrants remain outstanding.
On March 22, 2022, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company agreed to issue and sell, in a registered direct offering sold an aggregate of 53,197.7234 shares of the Company’s Series 8 Convertible Preferred Shares, par value $0.001 per share, and warrants to purchase up to 1,503,726 shares of common stock. Each share and related warrants were sold together at a subscription amount of $940, representing an original issue discount of 6% of the stated value for an aggregate subscription amount of $50.0 million.
On October 12, 2022, the Company issued 52,513 shares of common stock in connection with the exercise of a right to shares of common stock granted as part of warrant exchange agreement entered into on January 28, 2022.
On October 18, 2022, the Company entered into a Securities Purchase Agreement, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 253,112 shares of the Company’s common stock and warrants to purchase up to 3,846,153 shares of common stock at a combined offering price of $5.85 per share. The Purchase Warrants have an exercise price of $5.85 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date.

The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 2,310,990 shares of common stock, in lieu of shares of common stock at the Purchaser’s election. Each pre-funded warrant is exercisable for one share of common stock. The purchase price of each pre-funded warrant was $5.849, and the exercise price of each pre-funded warrant is $0.001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full.
During the three months ended December 31, 2022, the Company issued 930,990 shares of common stock in connection with the exercise of 930,990 pre-funded warrants from the October 2022 capital raise at $0.001 per share.
The following table summarizes the changes in warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Exercisable at January 1, 2021	107,910	$502.50	$—
Granted	1,597,469	87.00	—
Exercised	(419,951)	9.00	—
Expired	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2021	1,285,428	$147.75	$—

Granted	7,660,859	$9.88	—
Exercised	(1,115,143)	150.00	—
Expired	(28)	2,082,857.14	—
Cancelled	(1,619,090)	75.45	—
Outstanding at December 31, 2022	6,212,026	$19.56	$1,530

Exercisable at December 31, 2021	1,285,428	$147.75	—

Exercisable at December 31, 2022	6,212,026	$19.56	1,530